----------------------------------
ANNUAL REPORT
----------------------------------



December 31, 2002



                                ---------------------
                                 W  I  N  S  L  O  W
                                 -------------------
                                 GREEN  GROWTH  FUND
                                ---------------------






                                                                  [IMAGE]

TABLE OF CONTENTS
-------------------------------------------------------------------------------



A MESSAGE TO OUR SHAREHOLDERS                                                 2

PERFORMANCE CHART AND ANALYSIS                                                5

SCHEDULE OF INVESTMENTS                                                       6

STATEMENT OF ASSETS AND LIABILITIES                                           9

STATEMENT OF OPERATIONS                                                      10

STATEMENTS OF CHANGES IN NET ASSETS                                          11

FINANCIAL HIGHLIGHTS                                                         12

NOTES TO FINANCIAL  STATEMENTS                                               13

INDEPENDENT AUDITORS' REPORT                                                 18

TRUSTEES AND OFFICERS                                                        19

WINSLOW GREEN GROWTH FUND


A MESSAGE TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Fellow Shareholder:

We are pleased to provide you with the 2002 annual report for the Winslow Green Growth Fund (the "Fund").

The Fund ended the quarter with a net asset value per share of $7.51, up 4.31% for the three months ended December 31, 2002, but down -37.52% for the twelve months ended December 31, 2002. The Russell 2500 Index, the Fund's primary benchmark index, was up 6.64% in the same three month period ended December 31, 2002 while the Russell 2000 Growth Index, a relevant Fund index that measures the performance of small company growth stocks, was up 7.51%. For the one-, three-, five-year and since inception (May 3, 1994) periods, the Fund's annual average returns were -37.52%, -13.20%, 7.18% and 13.84%, respectively, versus -30.26%, -21.11%, -6.59% and 1.92% for the Russell 2000 Growth Index and
-17.79%, -4.62%, 1.57% and 9.00% for the Russell 2500 Index. *

The primary reason the Fund has performed poorly is because small capitalization growth stocks (the primary sector for "green" companies) declined -30% in 2002 as measured by the Russell 2000 Growth Index. In addition, a number of our top holdings including Conceptus and MRO Software failed to meet investor expectations, resulting in big price declines. While the best of growth companies inevitably stumble and their stocks can fluctuate greatly in value, over longer periods of time this asset class has historically produced outstanding returns.

Our worst performing sector in 2002 was alternative and renewable energy. This sector represented approximately 15% of the Fund's portfolio over the course of 2002. The Fund's two wind power company holdings, Vestas Wind Systems and NEG Micon, declined approximately -48% and -79%, respectively, in 2002, mostly due to Congress' inability to ratify new energy legislation. Without this legislation, the production tax credit, an important incentive for purchasers and producers of alternative and renewable energy alike, expired. While most observers and we believe the production tax credit will be reinstated, its expiration caused widespread industry uncertainty and resulted in lower orders and sales for both U.S. and non-U.S. alternative and renewable energy companies.

Fund performance also suffered as a result of our holdings in the Internet, software and technology sectors. A recovery in capital spending budgets that would fuel the prices of our technology-focused stocks did not materialize as we had expected in 2002.

                                                       WINSLOW GREEN GROWTH FUND


A MESSAGE TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------


On a brighter note, two of the Fund's largest holdings recorded strong gains for the year. Atherogenics, a biotechnology company targeting atherosclerosis, a form of coronary heart disease, the leading cause of death in the U.S. for both men and women, reported an accelerated development timeline as a result of FDA review of its positive Phase II data. PolyMedica, a provider of direct-to-consumer medical products and services, reported robust sales and earnings. The company's primary products treat diabetes, a disease whose rising incidence has garnered national attention and concern.

Looking forward, our outlook for the market is cautiously optimistic. On the heels of the worst bear market in 70 years, valuations, interest rates and inflation are relatively low, and an economic stimulus package is forthcoming. We believe that this environment, coupled with improving corporate earnings and returning investor confidence in corporate governance, sets the stage for a favorable market for equities.

However, we anticipate "tough sledding" in the short-term. Today, the over-riding concerns of the capital markets are war-related. Resolution of one or both of the conflicts in Iraq and North Korea is needed to ground a stock market rebound. In the meantime, the markets will continue to be finicky and volatile.

We remain steady in our belief that the green universe of small capitalization growth stocks is well positioned to perform well in a market recovery.

Thank you for all your support.

May your future be green,

/s/ Jackson W. Robinson

Jackson W. Robinson
Portfolio Manager
Winslow Management Company



*RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE. RESULTS OF AN
INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. FOR MORE CURRENT PERFORMANCE, PLEASE CALL (888) 314-9049 OR VISIT THE FUND'S WEB SITE AT WWW.WGGF.COM. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. THE FUND'S RETURN ASSUMES THE REINVESTMENT OF DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. FOR THE PERIOD REPORTED, SOME OF THE FUND'S FEES WERE WAIVED OR EXPENSES REIMBURSED; OTHERWISE, TOTAL RETURN WOULD HAVE BEEN LOWER. THE FUND INVESTS IN SMALL- AND MEDIUM- SIZED COMPANIES WHICH POSE GREATER RISKS THAN THOSE ASSOCIATED WITH LARGER, MORE ESTABLISHED COMPANIES.

WINSLOW GREEN GROWTH FUND


A MESSAGE TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------


PRIOR TO APRIL 1,  2001,  THE  ADVISER  MANAGED  A  COMMON  TRUST  FUND  WITH AN
INVESTMENT OBJECTIVE AND INVESTMENT POLICIES THAT WERE, IN ALL MATERIAL RESPECTS, EQUIVALENT TO THOSE OF THE FUND. THE FUND'S PERFORMANCE FOR PERIODS BEFORE APRIL 1, 2001 IS THAT OF THE COMMON TRUST FUND AND REFLECTS THE EXPENSES OF THE COMMON TRUST FUND. IF THE COMMON TRUST FUND'S PERFORMANCE HAD BEEN READJUSTED TO REFLECT THE ESTIMATED EXPENSES OF THE FUND FOR ITS FIRST FISCAL YEAR, THE PERFORMANCE WOULD HAVE BEEN LOWER. THE COMMON TRUST FUND WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT") AND WAS NOT SUBJECT TO CERTAIN INVESTMENT LIMITATIONS, DIVERSIFICATION REQUIREMENTS, AND OTHER RESTRICTIONS IMPOSED BY THE 1940 ACT AND THE INTERNAL REVENUE CODE, WHICH, IF APPLICABLE, MAY HAVE ADVERSELY AFFECTED ITS PERFORMANCE.

THE VIEWS IN THIS REPORT WERE THOSE OF THE FUND MANAGER AS OF DECEMBER 31, 2002 AND MAY NOT REFLECT THE VIEWS OF THE MANAGER ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANY TIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE. (02/03)

                                                       WINSLOW GREEN GROWTH FUND


PERFORMANCE CHART AND ANALYSIS
DECEMBER 31, 2002
--------------------------------------------------------------------------------



The following chart reflects the change in value of a hypothetical $10,000 investment in the Winslow Green Growth Fund since inception, including reinvested dividends and distributions. The result is compared with a broad-based securities market index, as well as an industry focused index comparison. The Russell 2500 Index, the Fund's primary benchmark, measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalization. The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. One cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/02                        ONE YEAR      FIVE YEAR      ITD (5/3/94)
Winslow Green Growth Fund                                           (37.52%)      7.18%         13.84%
Russell 2500 Index                                                  (17.79%)      1.57%          9.00%
Russell 2000 Growth Index                                           (30.26%)     (6.59%)         1.92%

INVESTMENT VALUE ON 12/31/02
Winslow Green Growth Fund                     $30,735
Russell 2500 Index                            $21,094
Russell 2000 Growth Index                     $11,793


[EDGAR REPRESENTATION OF GRAPH:

DATE                        WINSLOW       RUSSELL 2000 GROWTH   RUSSELL 2500
        5/3/1994             10,000               10,000         10,000
       5/31/1994             10,020                9,692          9,844
       6/30/1994              9,985                9,274          9,537
       7/31/1994             10,204                9,407          9,796
       8/31/1994             10,559               10,098         10,326
       9/30/1994             10,293               10,141         10,221
      10/31/1994             10,421               10,250         10,239
      11/30/1994             10,271                9,835          9,795
      12/31/1994             10,329               10,068         10,008
       1/31/1995             10,794                9,864          9,988
       2/28/1995             10,864               10,318         10,489
       3/31/1995             10,839               10,620         10,746
       4/30/1995             10,861               10,780         10,938
       5/31/1995             10,790               10,921         11,169
       6/30/1995             11,284               11,674         11,705
       7/31/1995             11,962               12,584         12,396
       8/31/1995             11,928               12,739         12,594
       9/30/1995             11,779               13,001         12,830
      10/31/1995             11,227               12,362         12,428
      11/30/1995             11,838               12,908         12,959
      12/31/1995             12,136               13,194         13,180
       1/31/1996             11,900               13,084         13,274
       2/29/1996             12,196               13,681         13,674
       3/31/1996             12,550               13,951         13,952
       4/30/1996             13,990               15,023         14,597
       5/31/1996             15,633               15,793         14,994
       6/30/1996             14,877               14,767         14,533
       7/31/1996             13,572               12,964         13,469
       8/31/1996             14,674               13,924         14,244
       9/30/1996             14,587               14,641         14,861
      10/31/1996             14,903               14,009         14,763
      11/30/1996             15,921               14,399         15,477
      12/31/1996             16,419               14,680         15,689
       1/31/1997             16,915               15,046         16,122
       2/28/1997             15,891               14,138         15,883
       3/31/1997             15,147               13,140         15,163
       4/30/1997             15,330               12,988         15,355
       5/31/1997             17,170               14,940         16,769
       6/30/1997             18,147               15,447         17,454
       7/31/1997             18,536               16,238         18,477
       8/31/1997             20,050               16,725         18,734
       9/30/1997             22,769               18,060         19,959
      10/31/1997             21,696               16,975         19,062
      11/30/1997             20,924               16,570         19,148
      12/31/1997             21,732               16,580         19,510
       1/31/1998             21,728               16,359         19,212
       2/28/1998             23,934               17,803         20,607
       3/31/1998             26,985               18,550         21,511
       4/30/1998             26,945               18,663         21,592
       5/31/1998             24,548               17,308         20,590
       6/30/1998             22,619               17,484         20,614
       7/31/1998             20,439               16,024         19,198
       8/31/1998             15,754               12,325         15,577
       9/30/1998             16,796               13,575         16,683
      10/31/1998             17,777               14,283         17,595
      11/30/1998             19,040               15,391         18,466
      12/31/1998             20,936               16,784         19,585
       1/31/1999             22,228               17,539         19,552
       2/28/1999             20,164               15,934         18,267
       3/31/1999             21,431               16,502         18,658
       4/30/1999             22,650               17,959         20,327
       5/31/1999             23,405               17,987         20,643
       6/30/1999             24,247               18,935         21,717
       7/31/1999             26,874               18,349         21,290
       8/31/1999             28,623               17,663         20,624
       9/30/1999             28,977               18,004         20,317
      10/31/1999             29,496               18,465         20,762
      11/30/1999             36,635               20,417         21,934
      12/31/1999             47,001               24,016         24,314
       1/31/2000             53,212               23,793         23,755
       2/29/2000             73,556               29,328         27,185
       3/31/2000             74,168               26,245         26,769
       4/30/2000             61,121               23,596         25,329
       5/31/2000             55,998               21,529         24,114
       6/30/2000             66,359               24,311         25,698
       7/31/2000             63,173               22,227         25,044
       8/31/2000             77,721               24,565         27,200
       9/30/2000             83,014               23,345         26,316
      10/31/2000             74,245               21,450         25,594
      11/30/2000             55,497               17,555         23,341
      12/31/2000             60,810               18,629         25,351
       1/31/2001             67,265               20,137         26,184
       2/28/2001             50,892               17,377         24,499
       3/31/2001             40,925               15,797         23,154
       4/30/2001             53,325               17,731         25,199
       5/31/2001             53,121               18,142         25,957
       6/30/2001             54,307               18,637         26,326
       7/31/2001             47,923               17,047         25,384
       8/31/2001             43,053               15,982         24,552
       9/30/2001             36,219               13,403         21,375
      10/31/2001             40,557               14,693         22,481
      11/30/2001             46,532               15,919         24,299
      12/31/2001             49,192               16,910         25,661
       1/31/2002             47,350               16,309         25,342
       2/28/2002             42,644               15,253         24,898
       3/31/2002             47,555               16,579         26,620
       4/30/2002             47,678               16,220         26,552
       5/31/2002             43,217               15,272         25,774
       6/30/2002             38,797               13,977         24,321
       7/31/2002             34,295               11,829         21,419
       8/31/2002             32,863               11,823         21,484
       9/30/2002             29,466               10,969         19,782
      10/31/2002             29,384               11,524         20,426
      11/30/2002             34,541               12,666         22,094
      12/31/2002             30,735               11,793         21,094 ]


PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS. THE PERFORMANCE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTIONS OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

WINSLOW GREEN GROWTH FUND


SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002
--------------------------------------------------------------------------------

SHARES     SECURITY DESCRIPTION              GREENNESS RATING*        VALUE
--------------------------------------------------------------------------------

COMMON STOCK - 95.3%

AGRICULTURAL PRODUCTION - 1.5%
   10,000 Horizon Organic Holding Corp. +            EP              $ 161,900
                                                                  --------------

BUSINESS SERVICES - 11.5%
   220,000 Art Technology Group, Inc. +              EB                272,800
    85,000 I-many, Inc. +                            EB                120,700
    96,667 NexPrise, Inc. +                          EB                133,400
    60,000 Sonic Solutions, Inc. +                   EB                300,000
   100,000 Stellent, Inc. +                          EB                443,900
                                                                  --------------
                                                                      1,270,800
                                                                  --------------

CHEMICALS AND ALLIED PRODUCTS - 7.2%
     10,000 Medicines, Co. +                         ER                160,200
     15,000 SurModics, Inc. +                        ER                430,200
    200,000 V.I. Technologies, Inc. +                ER                202,000
                                                                  --------------
                                                                       792,400
                                                                  --------------

COMPUTER HARDWARE/SOFTWARE - 8.7%
    40,000 MRO Software, Inc. +                      EP                485,800
   355,000 Wave Systems Corp., Class A +             EB                472,150
                                                                  --------------
                                                                       957,950
                                                                  --------------

ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT AND
  COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.8%
    15,000 Ballard Power Systems, Inc. +             EP                166,200
   100,000 Corning, Inc. +                          BIC                331,000
   105,000 Quantum Fuel Systems Technology +         EP                246,750
                                                                  --------------
                                                                       743,950
                                                                  --------------

ENGINEERING, ACCOUNTING, RESEARCH,
  MANAGEMENT & RELATED SERVICES - 2.2%
   40,000 Harris Interactive, Inc. +                 ER                118,000
   20,000 Kosan Biosciences, Inc. +                  ER                121,400
                                                                  --------------
                                                                       239,400
                                                                  --------------
See Notes to Financial Statements.

                                                       WINSLOW GREEN GROWTH FUND


SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SHARES     SECURITY DESCRIPTION              GREENNESS RATING*        VALUE
--------------------------------------------------------------------------------


FOOD AND KINDRED PRODUCTS - 2.5%
   65,000 Vermont Pure Holdings Ltd.  +                 BIC            276,250
                                                                    -----------

FOOD STORES - 4.8%
   10,000 Whole Foods Market, Inc. +                    EP             527,300
                                                                    ------------
INDUSTRIAL AND COMMERCIAL MACHINERY AND
  COMPUTER EQUIPMENT - 4.1%
   15,000 NEG Micon A/S +                               EP           $ 253,239
   20,000 Vestas Wind Systems A/S                       EP             199,199
                                                                    ------------
                                                                       452,438
                                                                    ------------
MEASURING, ANALYZING, AND CONTROLLING INSTRUMENTS;
  PHOTOGRAPHIC, MEDICAL AND OPTICAL GOODS - 17.3%
   60,000 Endocare, Inc. +#                             ER                   -
   15,000 Itron, Inc. +                                 ER             287,550
   35,000 PolyMedica Corp.  +                           ER           1,079,400
   70,000 Thoratec Corp. +                              ER             534,100
                                                                    ------------
                                                                     1,901,050
                                                                    ------------
MISCELLANEOUS RETAIL - 2.8%
   30,000 Gaiam, Inc. +                                 EP             311,100
                                                                    ------------

PHARMACEUTICAL PREPARATIONS - 18.4%
   200,000 Atherogenics, Inc. +                         ER           1,482,000
    45,000 Conceptus, Inc. +                            EP             539,100
                                                                    ------------
                                                                     2,021,100
                                                                    ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES
  AND SERVICES - 1.0%
   12,000 Friedman Billings Ramsey Group, Class A +     EB             112,320
                                                                    ------------

TRANSPORTATION EQUIPMENT - 2.8%
   65,000 IMPCO Technologies, Inc. +                    EP             304,850
                                                                    ------------

WHOLESALE TRADE-NONDURABLE GOODS - 3.7%
   16,000 United Natural Foods, Inc. +                  EP             405,600
                                                                    ------------


See Notes to Financial Statements.

WINSLOW GREEN GROWTH FUND


SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SHARES      SECURITY DESCRIPTION              GREENNESS RATING*        VALUE
--------------------------------------------------------------------------------
TOTAL COMMON STOCK (COST $12,802,934)                              $10,478,408
                                                                    ------------

REAL ESTATE INVESTMENT TRUST - 3.1%
    10,000 FBR Asset Investment Corp.
           (Cost $353,959)                         EB                  339,000
                                                                    ------------

SHORT-TERM INSTRUMENT - 1.8%
   200,800 Pax World Money Market Fund
           (Cost $200,800)                                             200,800
                                                                    ------------

TOTAL INVESTMENT IN SECURITIES - 100.2% (COST $13,357,693)         $11,018,208

OTHER ASSETS AND LIABILITIES, NET - (0.2)%                             (24,788)
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                          $10,993,420
                                                                    ============





-------------------
+  Non-income producing security.

# Security valued at fair market value pursuant to procedures approved by the Board of Trustees.

* The investment adviser's Greenness Ratings include the following. Refer to the Fund's prospectus for more information (unaudited):

                 BIC -  Best in Class
                 EB -   Environmentally Benign
                 EP -   Environmentally Proactive
                 ER -   Environmentally Responsible
                 TA -   Turnaround

See Notes to Financial Statements.

                                                      WINSLOW GREEN GROWTH FUND


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
--------------------------------------------------------------------------------

ASSETS
 Total investments, at value (Cost $13,357,693) (Note 2)          $ 11,018,208

 Receivables:
    Due from adviser                                                    10,965
    Fund shares sold                                                     1,800
    Interest and dividends                                              15,688
                                                                  -------------
Total Assets                                                        11,046,661
                                                                  ------------
LIABILITIES
 Payable for investment securities purchased                            23,656

 Accrued Liabilities:
    Administration fees (Note 3)                                         2,964
    Custody fees (Note 3)                                                1,483
    Shareholder servicing fees (Note 3)                                    165
    Transfer agency fees (Note 3)                                        2,778
    Other                                                               22,195
                                                                   ------------
Total Liabilities                                                       53,241
                                                                   ------------
NET ASSETS                                                        $ 10,993,420
                                                                   =============

COMPONENTS OF NET ASSETS
    Paid-in capital                                                $ 17,309,892
    Accumulated net investment loss                                           -
    Accumulated net realized loss on investments, options
     and foreign currency transactions                               (3,976,987)
    Unrealized depreciation of investments                           (2,339,485)
                                                                   ------------
NET ASSETS                                                         $ 10,993,420
                                                                   =============

Net Asset Value, offering and redemption price per share:
  Based on net assets of $10,993,420 and 1,463,843 shares
    of beneficial interest outstanding                             $       7.51

See Notes to Financial Statements.

WINSLOW GREEN GROWTH FUND


STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------


INVESTMENT INCOME
      Dividend income                                                  $ 57,741
      Interest income                                                     6,234
                                                                  --------------
Total Investment Income                                                  63,975
                                                                  --------------
EXPENSES
      Investment advisory fees (Note 3)                                 121,579
      Administration fees (Note 3)                                       37,509
      Shareholder servicing fees (Note 3)                                33,772
      Transfer agency fees (Note 3)                                      34,292
      Custody fees (Note 3)                                               8,787
      Accounting fees (Note 3)                                           43,351
      Compliance fees                                                    14,352
      Auditing fees                                                      15,900
      Legal fees                                                         11,813
      Trustees fees and expenses                                            509
      Reporting expenses                                                  8,697
      Miscellaneous expenses                                              4,780
                                                                  --------------
Total Expenses                                                          335,341
      Fees waived and expenses reimbursed (Note 4)                     (139,164)
                                                                  --------------
Net Expenses                                                            196,177
                                                                  --------------

NET INVESTMENT LOSS                                                    (132,202)
                                                                  --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      AND OPTIONS
      Net realized loss on investments                               (2,909,597)
      Net realized gain on options                                       27,915
      Net increase from payment by affiliate (Note 8)                    12,005
                                                                  --------------
Net Realized Loss                                                    (2,869,677)
                                                                  --------------
      Unrealized depreciation of investments                         (3,719,895)
      Unrealized appreciation of options                                  3,587
                                                                  --------------
Net Change in Unrealized Depreciation of Investments and Options     (3,716,308)
                                                                  --------------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
      AND OPTIONS                                                    (6,585,985)
                                                                  --------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                         $ (6,718,187)
                                                                  ==============

See Notes to Financial Statements.

                                                       WINSLOW GREEN GROWTH FUND


STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                            JANUARY 1, 2002    APRIL 1, 2001 (A)
                                                  TO                  TO
                                           DECEMBER 31, 2002   DECEMBER 31, 2001
                                           -----------------   -----------------
OPERATIONS

 Net investment loss                             $ (132,202)          $ (80,484)
 Net realized loss on investments, options
    and foreign currency                         (2,881,682)         (1,095,313)
 Net increase from payments by affiliates
    (Note 8)                                         12,005               4,064
 Net change in unrealized appreciation
    (depreciation) of  investments
    and options                                  (3,716,308)          2,531,320
                                               ------------         ------------
Net Increase (Decrease) in Net Assets from
     Operations                                  (6,718,187)          1,359,587
                                               ------------         ------------

CAPITAL SHARE TRANSACTIONS
 Sale of shares                                   4,448,164          12,031,813
 Transactions due to acquisition (Note 7)                 -           2,984,556
 Redemption of shares                            (2,810,604)           (301,909)
                                               ------------         ------------
Net Increase from Capital Share Transactions      1,637,560          14,714,460

Net Increase (Decrease) in Net Assets            (5,080,627)         16,074,047

NET ASSETS
 Beginning of period                             16,074,047                   -
 End of period (A)                             $ 10,993,420        $ 16,074,047

SHARE TRANSACTIONS
 Sale of shares                                     425,755           1,068,750
 Transactions due to acquisition (Note 7)                 -             298,456
 Redemption of shares                              (299,311)            (29,807)

Net Increase in Shares                              126,444           1,337,399

(A)Accumulated Net Investment Loss                    $ -                 $ -



----------------
(a) Commenced operations on April 1, 2001.


See Notes to Financial Statements.
                                                                              11

WINSLOW GREEN GROWTH FUND


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

These financial highlights reflect selected data for a share outstanding throughout the period.

                                                            JANUARY 1, 2002        APRIL 1, 2001 (A)
                                                                   TO                     TO
                                                           DECEMBER 31, 2001       DECEMBER 31, 2001
                                                          -------------------     ------------------
NET ASSET VALUE PER SHARE,
    Beginning of Period                                         $  12.02             $  10.00
                                                              -----------          -----------
INCOME FROM INVESTMENT OPERATIONS
    Net investment loss                                            (0.09)               (0.06)

    Net realized and unrealized gain (loss)
      on investments and options                                   (4.42)                2.08
                                                              -----------          -----------
Total from Investment Operations                                   (4.51)                2.02
                                                              -----------          -----------
NET ASSET VALUE PER SHARE,
    End of Period                                               $   7.51             $  12.02
                                                              ===========          ===========
TOTAL RETURN                                                      (37.52)%              20.20%

RATIO/SUPPLEMENTARY DATA
    Net assets at end of period (000's omitted)                 $ 10,993             $ 16,074

    Ratios to average net assets

        Expenses, including reimbursement/
         waiver of fees                                             1.45%                1.45% (b)

        Expenses, excluding reimbursement/
         waiver of fees                                             2.48%                3.06% (b)

        Net investment loss, including reimbursement/
         waiver of fees                                            (0.98)%              (1.08)%(b)

PORTFOLIO TURNOVER RATE                                              114%                  98%







------------------
 (a) Commenced operations on April 1, 2001.
 (b) Annualized.


See Notes to Financial Statements.

                                                       WINSLOW GREEN GROWTH FUND


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

This report relates to the Winslow Green Growth Fund (the "Fund"), a diversified series of Forum Funds (the "Trust"). The Fund seeks capital appreciation through environmentally responsible investing. The Trust is a Delaware business trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Trust currently has twenty-three series. The Fund commenced operations on April 1, 2001, after it acquired the net assets of Winslow Environmental Growth Fund (the "CTF"), a common trust fund, in exchange for Fund shares. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION - Generally, the Trust determines the net asset value per share of the Fund as of the close of the regular trading day on the New York Stock Exchange. Securities, other than short-term securities, and options held by the Fund, and for which market quotations are readily available, are valued on each Fund business day using the last reported sales price provided by independent pricing services. If no sales price is reported, the mean of the last bid and ask price is used. In the absence of readily available market quotations, securities are valued at fair value under procedures approved by the Trust's Board of Trustees. Securities that mature in sixty days or less are valued at amortized cost which approximates market value.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes.

WINSLOW GREEN GROWTH FUND


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

OPTIONS - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

REPURCHASE AGREEMENTS - The Fund may invest in repurchase agreements. The Fund, through its custodian, receives delivery of the underlying securities, whose market value must always exceed the repurchase price. In the event of default, the Fund may have difficulties disposing of such securities.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

RECLASSIFICATION   OF  CAPITAL  ACCOUNTS  -  On  the  Statement  of  Assets  and
Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows:

Accumulated Net Investment Income   $  132,202
Undistributed Net Realized Loss        (12,003)
Paid-in-Capital                       (120,199)

                                                       WINSLOW GREEN GROWTH FUND


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

EXPENSE ALLOCATION - The Trust accounts separately for the assets, liabilities and operations of each of its series. Expenses that are directly attributable to more than one series are allocated among the respective series in proportion to each series' average daily net assets.

NOTE 3. ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS WITH RELATED
        PARTIES

INVESTMENT ADVISER - The Fund's investment adviser is Adams, Harkness & Hill, Inc., (the "Adviser"), through its principal asset management division, Winslow Management Company. Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.90% of the Fund's average daily net assets.

ADMINISTRATOR - The Fund's administrator is Forum Administrative Services, LLC ("FAdS"). For its services, FAdS receives an administrative fee of $24,000 annually, plus 0.10% of the Fund's average daily net assets.

TRANSFER AGENT - The Fund's transfer agent and dividend disbursing agent is Forum Shareholder Services, LLC ("FSS"). FSS receives a fee of $30,000 annually, certain out-of-pocket expenses, and annual shareholder account fee of $24 per shareholder account.

SHAREHOLDER SERVICE AGENT - The Trust has adopted a shareholder servicing plan (the "Plan") with respect to the Fund under which FAdS is authorized to enter into shareholder service agreements with financial institutions and other persons who provide services for and maintain shareholder accounts as set forth in the Plan. Under the Plan, the Trust, through FAdS, pays the shareholder servicing agent a fee of up to 0.25% of the average daily net assets of the shares owned by investors for which the shareholder servicing agent maintains a servicing relationship. FAdS has voluntarily agreed to waive shareholder service fees so that total fees paid under the plan do not exceed 0.10% of the Fund's average daily net assets.

DISTRIBUTOR - Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., is the Fund's distributor, and receives no compensation from the Fund for this service.


OTHER SERVICE PROVIDERS - Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Fund. For its services, FAcS receives a fee of $42,000 annually, 0.01% of the Fund's average daily net assets, plus certain out-of-pocket expenses. The custodian is Forum Trust, LLC, to which the Fund pays an annual maintenance fee of $3,600, 0.01% of the Fund's average daily net assets, and certain transaction and safekeeping fees.

WINSLOW GREEN GROWTH FUND


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Certain Trustees and Officers of the Trust are Trustees or Officers of the above companies.

NOTE 4.  WAIVER/REIMBURSEMENT OF FEES

The Adviser has agreed contractually to waive a portion of its fee and reimburse certain expenses so that total annual operating expenses do not exceed 1.45% of average daily net assets through April 30, 2003.

The Adviser contractually waived fees of $96,278 and reimbursed certain expenses totaling $10,965 for the period ending December 31, 2002. FAdS voluntarily waived shareholder service fees totaling $31,921. FAdS has voluntarily agreed to waive a portion of its fee due under the shareholder service plan so that total fees paid under the plan do not exceed 0.10% of the Fund's average daily net assets.

NOTE 5.  SECURITY TRANSACTIONS

The cost of purchases and the proceeds from sales of securities, other than short-term investments, were $16,826,582 and $15,279,013, respectively, for the period ending December 31, 2002. The Fund placed a portion of its portfolio transactions with a brokerage firm which is an affiliate of Adams, Harkness & Hill, Inc. The commissions paid to this affiliated firm were $119,692 for the period.

For federal income tax purposes, the tax cost basis of investment securities owned as of December 31, 2002, was $13,462,542, and the net unrealized depreciation of investment securities was $2,444,334. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $1,588,131, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $4,032,465.

The Fund has capital loss carryovers of $965,857 expiring in December 2009 and $2,640,543 expiring in December 2010 that are available to offset future capital gains.

For tax purposes, the Fund has a current year deferred post-October capital loss of $265,738. This loss will be recognized for tax purposes on the first day of the Fund's next tax year.

                                                       WINSLOW GREEN GROWTH FUND


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 6.  WRITTEN OPTION TRANSACTIONS

Transactions in options written during the year ended December 31, 2002 were as follows:

                                                           CALLS
                                            -----------------------------------
                                                Number
                                             of Contracts          Premiums
                                            ---------------      --------------

OUTSTANDING, JANUARY 1, 2002                        100             $ 4,913

Options written                                     220              23,002

Options terminated in closing transactions            -                   -

Options exercised                                     -                   -

Options expired                                    (320)            (27,915)
                                            ---------------      --------------
OUTSTANDING, DECEMBER 31, 2002                        -                   -
                                            ===============      ==============


NOTE 7.  ACQUISITION

On April 1, 2001, the Fund acquired all of the net assets of CTF. The acquisition was accomplished by a tax-free exchange of 7,293 shares of CTF for 298,456 shares of the Fund. CTF's net assets and unrealized loss immediately prior to acquisition were $2,984,556 and $(1,154,497) respectfully.

The Fund's net assets immediately after the acquisition were $2,984,556.

NOTE 8.  PAYMENTS BY AFFILIATE

For the period ended December 31, 2001, the Adviser made a contribution to the Fund to offset an investment pricing error at conversion. This amount is reflected as a payment by affiliate on the Statement of Operations and Statements of Changes in Net Assets. For the year ended December 31, 2002, the Adviser made a contribution to the Fund to offset two compliance violations. This amount is reflected as a payment by affiliate on the Statement of Operations and Statements of Changes in Net Assets. These payments had no effect on the total return of the Fund.

WINSLOW GREEN GROWTH FUND


INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Shareholders of Winslow Green Growth Fund and

Board of Trustees of Forum Funds:

We have audited the accompanying statement of assets and liabilities of Winslow Green Growth Fund (the Fund), including the schedule of investments, as of December 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Winslow Green Growth Fund as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 14, 2003

                                                      WINSLOW GREEN GROWTH FUND


TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                                                             PORTFOLIOS IN
                               POSITION     LENGTH OF                                        FUND COMPLEX          OTHER
           NAME,               WITH THE     TIME           PRINCIPAL OCCUPATION(S) DURING    OVERSEEN BY        DIRECTORSHIPS
      AGE AND ADDRESS            TRUST      SERVED 1                 PAST 5 YEARS              TRUSTEE 2       HELD BY TRUSTEES
----------------------------- ------------ -------------- --------------------------------- ---------------- ------------------
INTERESTED TRUSTEES
----------------------------- ------------ -------------- --------------------------------- ---------------- ------------------
John Y. Keffer 3               Chairman/   1989-Present   Member and Director, Forum              29             Chairman/
Born:  July 15, 1942           President                  Financial Group, LLC (a mutual                        President,
Two Portland Square                                       fund services holding company)                      Monarch Funds
Portland, ME 04101                                        Director, various affiliates of                     (3 portfolios)
                                                          Forum Financial Group, LLC
                                                          including Forum Fund Services,
                                                          LLC (Trust's underwriter)
----------------------------- ------------ -------------- --------------------------------- ---------------- ------------------
DISINTERESTED TRUSTEES
----------------------------- ------------ -------------- --------------------------------- ---------------- ------------------
Costas Azariadis                Trustee    1989-Present   Professor of Economics,                 27               None
Born:  February 15, 1943                                  University of California-Los
Department of Economics                                   Angeles;
University of California                                  Visiting Professor of
Los Angeles, CA 90024                                     Economics, Athens University of
                                                          Economics and Business 1998 -
                                                          1999
----------------------------- ------------ -------------- --------------------------------- ---------------- ------------------
James C. Cheng                  Trustee    1989-Present   President, Technology Marketing         27               None
Born:  July 26, 1942                                      Associates (marketing company
27 Temple Street                                          for small- and medium-sized
Belmont, MA 02478                                         businesses in New England)
----------------------------- ------------ -------------- --------------------------------- ---------------- ------------------
J. Michael Parish               Trustee    1989-Present   Partner, Wolfe, Block, Schorr           27               None
Born:  November 9, 1943                                   and Solis-Cohen LLP (law firm)
250 Park Avenue                                           since 2002;
New York, NY 10177                                        Partner, Thelen Reid & Priest
                                                          LLP (law firm) 1995 - 2002
----------------------------- ------------ -------------- --------------------------------- ---------------- ------------------
1    Each Trustee and Officer holds office until he or she resigns,  is removed, or a successor is elected and qualified.

2 The Fund complex includes the Trust and three other investment companies for which Forum Financial Group LLC, provides services.

3    John  Y.   Keffer   indirectly   controls   the   entities   that   provide
     administration,   distribution,   fund  accounting,   transfer  agency  and
     custodial services to the Trust. Mr. Keffer also indirectly  controls Forum
     Investment Advisors, LLC, the investment adviser to certain Trust series.


                                                                              19





WINSLOW GREEN GROWTH FUND


TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------
                                                                                                NUMBER OF
                                                                                               PORTFOLIOS
                                                                                                 IN FUND
                               POSITION       LENGTH                                             COMPLEX           OTHER
           NAME,               WITH THE       OF TIME       PRINCIPAL OCCUPATION(S) DURING     OVERSEEN BY     DIRECTORSHIPS
      AGE AND ADDRESS            TRUST        SERVED 1                  PAST 5 YEARS              TRUSTEE     HELD BY TRUSTEE
----------------------------- ------------ -------------- ----------------------------------- -------------- -----------------
OFFICERS
----------------------------- ------------ -------------- ----------------------------------- -------------- -----------------
Thomas G. Sheehan                Vice       2000-Present  Director of Business Development,        N/A              N/A
Born:  July 17, 1954          President/                  Forum Financial Group, LLC since
Two Portland Square            Assistant                  2001; Managing Director and
Portland, ME 04101             Secretary                  Counsel, Forum Financial Group,
                                                          LLC from 1993 - 2001
----------------------------- ------------ -------------- ----------------------------------- -------------- -----------------
Lisa J. Weymouth                 Vice       2001-Present  Director and Manager, Forum              N/A              N/A
Born: May 4, 1968              President/                 Shareholder Services, LLC
Two Portland Square            Assistant                  (transfer agent);
Portland, ME 04101             Secretary                  Director, Forum Administrative
                                                          Services, LLC (mutual fund
                                                          administrator) since 2001
----------------------------- ------------ -------------- ----------------------------------- -------------- -----------------
Stacey E. Hong                 Treasurer    2002-Present  Director, Forum Accounting               N/A              N/A
Born:  May 10, 1966                                       Services, LLC since 1998, with
Two Portland Square                                       which he has been associated
Portland, ME 04101                                        since 1992
----------------------------- ------------ -------------- ----------------------------------- -------------- -----------------
Leslie K. Klenk                Secretary   1998-Present   Counsel, Forum Financial Group,          N/A             N/A
Born:  August 24, 1964                                    LLC since 1998
Two Portland Square                                       Associate General Counsel,
Portland, ME 04101                                        Smith Barney Inc. (brokerage
                                                          firm) 1993 - 1998
----------------------------- ------------ -------------- ----------------------------------- -------------- -----------------

The Statement of Additional Information ("SAI") contains additional information about the Trust's Trustees and Officers. The SAI is available without charge by contacting the Fund at (888) 314-9049.









-----------------
1 Each Trustee and Officer holds office until he or she resigns, is removed, or a successor is elected and qualified.

                               -------------------
                               W  I  N  S  L  O  W
                               -------------------
                                GREEN GROWTH FUND
                               -------------------

                               Two Portland Square
                              Portland, Maine 04101
                                 (888) 314-9049
                                  www.wggf.com



                               INVESTMENT ADVISER
                          Adams, Harkness & Hill, Inc.
                (through its Winslow Management Company Division)
                           60 State Street, 12th Floor
                           Boston, Massachusetts 02109



                                   DISTRIBUTOR
                            Forum Fund Services, LLC
                               Two Portland Square
                              Portland, Maine 04101



                                 TRANSFER AGENT
                         Forum Shareholder Services, LLC
                               Two Portland Square
                              Portland, Maine 04101
                                 (888) 314-9049






                   This report is authorized for distribution
                    only to shareholders and others who have received a copy of the Fund's prospectus.




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